Shareholder Report	6 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GoodHaven Funds Trust
Entity Central Index Key	0001661813
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
GoodHaven Fund
Shareholder Report [Line Items]
Fund Name	GoodHaven Fund
Class Name	GoodHaven Fund
Trading Symbol	GOODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GoodHaven Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, including the most recent Shareholder letter, at https://www.goodhavenfunds.com/communications/. You can also request this information by contacting us at 1-855-654-6639.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-654-6639
Additional Information Website	https://www.goodhavenfunds.com/communications/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GoodHaven Fund	$60	1.10%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	Visit https://www.goodhavenfunds.com/performance/ for more recent performance information.
Net Assets	$ 271,579,179
Holdings Count | $ / shares	37
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$271,579,179
Number of Holdings	37
Portfolio Turnover	3%

Holdings [Text Block]

Top Sectors	(%)
Finance and Insurance	31.3%
Mining, Quarrying, and Oil and Gas Extraction	9.6%
Professional, Scientific, and Technical Services	6.8%
Manufacturing	5.9%
Financials	5.0%
Retail Trade	3.8%
Construction	3.5%
Industrials	3.2%
Wholesale Trade	2.1%
Cash & Other	28.8%

Top 10 Issuers	(%)
United States Treasury Bill	25.8%
Berkshire Hathaway, Inc.	12.5%
Alphabet, Inc.	6.8%
Builders FirstSource, Inc.	5.9%
Bank of America Corp.	5.3%
EXOR NV	5.0%
Jefferies Financial Group, Inc.	4.2%
Devon Energy Corp.	4.1%
Lennar Corp.	3.5%
TerraVest Industries, Inc.	3.2%

Top Industries	(%)
Diversified Holding Companies	12.5%
Oil & Gas Exploration & Production	8.6%
Interactive Media & Services	6.8%
Capital Markets	6.4%
Banks-Diversified	5.9%
General Building Materials	5.9%
Investment Management	5.4%
Industrial Conglomerate	5.0%
Home Builder	3.5%
Cash & Other	40.0%

Updated Prospectus Web Address	https://www.goodhavenfunds.com